Note 6 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Long-term debt	$ 266,245,000	$ 409,396,000
Less current portion	345,000	1,663,000
Long-term debt	265,900,000	407,733,000
Line of Credit [Member]
Long-term debt	155,278,000	293,459,000
Long-term debt	3.35	407,733
Term Loan [Member]
Long-term debt	99,906,000	99,871,000
Tax-exempt Bond [Member]
Long-term debt	10,000,000	9,983,000
Lease Financing Obligations [Member]
Long-term debt		4,028,000
Secured Promissory Note 1 [Member]
Long-term debt	262,000	1,046,000
Economic Development Note [Member]
Long-term debt	583,000	793,000
Other [Member]
Long-term debt	$ 216,000	$ 216,000